Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

May 31, 2019

SDX-QTLY-0719
1.9884841.101

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$70,152
3.2% 3/1/22	425,000	430,340
3.8% 3/15/22	48,000	49,426
3.8% 3/1/24	480,000	497,563
4.6% 2/15/21	40,000	41,134
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	104,590
Verizon Communications, Inc.:
2.946% 3/15/22	260,000	263,427
3.125% 3/16/22	790,000	803,555
		2,260,187
Entertainment - 0.1%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	75,848
Walt Disney Co. 2.45% 3/4/22	255,000	255,595
		331,443
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,341
Comcast Corp.:
1.625% 1/15/22	31,000	30,328
3.3% 10/1/20	1,195,000	1,207,624
3.45% 10/1/21	300,000	306,386
3.7% 4/15/24	540,000	563,703
Discovery Communications LLC 3.25% 4/1/23	60,000	60,472
Fox Corp. 4.03% 1/25/24 (a)	650,000	680,922
		2,895,776
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 3.75% 1/16/24	530,000	543,661

TOTAL COMMUNICATION SERVICES		6,031,067

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.5%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	49,736
3.375% 12/10/21	290,000	296,948
3.55% 1/12/24	250,000	259,921
General Motors Financial Co., Inc.:
2.65% 4/13/20	140,000	139,884
3.15% 6/30/22	30,000	29,772
3.25% 1/5/23	50,000	49,489
3.95% 4/13/24	320,000	318,625
4.15% 6/19/23	250,000	252,594
4.25% 5/15/23	70,000	71,168
5.1% 1/17/24	430,000	448,955
		1,917,092
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	578,838
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.625% 1/15/22	53,000	53,193
3.35% 4/1/23	160,000	164,667
		217,860
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.:
2.4% 2/22/23	1,000,000	998,394
3.3% 12/5/21	37,000	37,794
		1,036,188
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	690,000	703,494
Specialty Retail - 0.0%
The Home Depot, Inc. 2.625% 6/1/22	108,000	108,994

TOTAL CONSUMER DISCRETIONARY		4,562,466

CONSUMER STAPLES - 2.2%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	1,425,000	1,450,176
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	49,885
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,984
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	80,000	83,169
Molson Coors Brewing Co.:
2.1% 7/15/21	950,000	938,535
2.25% 3/15/20	48,000	47,828
PepsiCo, Inc.:
2% 4/15/21	315,000	313,760
3.125% 11/1/20	50,000	50,471
The Coca-Cola Co.:
1.875% 10/27/20	75,000	74,581
2.2% 5/25/22	500,000	499,475
		3,532,864
Food & Staples Retailing - 0.1%
Walmart, Inc.:
1.75% 10/9/19	240,000	239,366
2.35% 12/15/22	41,000	40,977
3.4% 6/26/23	140,000	145,221
		425,564
Food Products - 0.4%
Campbell Soup Co. 3.65% 3/15/23	125,000	127,514
Conagra Brands, Inc. 3.8% 10/22/21	1,050,000	1,073,793
General Mills, Inc.:
2.6% 10/12/22	50,000	50,032
3.7% 10/17/23	62,000	64,115
H.J. Heinz Co. 4% 6/15/23	30,000	31,041
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	32,575
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,985
		1,402,055
Household Products - 0.0%
Procter & Gamble Co. 1.9% 10/23/20	51,000	50,797
Tobacco - 0.7%
Altria Group, Inc.:
2.625% 1/14/20	58,000	57,921
3.49% 2/14/22	182,000	185,301
3.8% 2/14/24	690,000	709,097
BAT Capital Corp.:
2.297% 8/14/20	625,000	621,998
2.764% 8/15/22	52,000	51,571
Philip Morris International, Inc.:
2% 2/21/20	57,000	56,863
2.5% 11/2/22	774,000	773,605
Reynolds American, Inc. 4% 6/12/22	80,000	82,290
		2,538,646

TOTAL CONSUMER STAPLES		7,949,926

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,494
BP Capital Markets PLC 2.5% 11/6/22	60,000	60,289
Canadian Natural Resources Ltd. 2.95% 1/15/23	645,000	643,114
Chevron Corp.:
2.1% 5/16/21	125,000	124,692
2.355% 12/5/22	63,000	62,933
2.498% 3/3/22	200,000	200,672
Enbridge Energy Partners LP 4.375% 10/15/20	1,340,000	1,367,388
Enbridge, Inc. 2.9% 7/15/22	223,000	223,270
Energy Transfer Partners LP:
4.15% 10/1/20	100,000	101,521
5.875% 1/15/24	365,000	398,758
Enterprise Products Operating LP:
3.5% 2/1/22	640,000	653,252
4.05% 2/15/22	80,000	82,669
5.2% 9/1/20	43,000	44,366
Exxon Mobil Corp. 2.222% 3/1/21	94,000	93,943
Kinder Morgan, Inc. 3.15% 1/15/23	611,000	613,575
Marathon Petroleum Corp.:
3.4% 12/15/20	360,000	363,066
4.75% 12/15/23	470,000	502,002
MPLX LP 3.375% 3/15/23	200,000	202,156
Petroleos Mexicanos:
3.5% 1/30/23	86,000	82,698
4.625% 9/21/23	140,000	139,117
5.375% 3/13/22	790,000	812,049
6.375% 2/4/21	110,000	114,344
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,933
Shell International Finance BV:
1.75% 9/12/21	260,000	256,544
2.375% 8/21/22	50,000	49,868
The Williams Companies, Inc. 3.7% 1/15/23	780,000	795,355
Total Capital International SA 2.75% 6/19/21	100,000	100,622
Williams Partners LP 3.6% 3/15/22	37,000	37,632
		8,174,322
FINANCIALS - 12.4%
Banks - 6.4%
Australia & New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	248,992
Bank of America Corp.:
2.151% 11/9/20	110,000	109,530
2.328% 10/1/21 (b)	100,000	99,550
2.503% 10/21/22	1,730,000	1,720,523
2.881% 4/24/23 (b)	190,000	190,270
3.004% 12/20/23 (b)	250,000	251,526
3.864% 7/23/24 (b)	100,000	103,685
5% 5/13/21	60,000	62,738
Bank of Montreal 1.9% 8/27/21	82,000	81,031
Bank of Nova Scotia:
2.7% 3/7/22	100,000	100,663
3.4% 2/11/24	360,000	370,377
Barclays Bank PLC 2.65% 1/11/21	1,000,000	997,757
Barclays PLC:
2.75% 11/8/19	200,000	199,716
4.338% 5/16/24 (b)	1,000,000	1,017,378
BB&T Corp. 2.15% 2/1/21	50,000	49,702
Citigroup, Inc.:
2.45% 1/10/20	200,000	199,786
2.65% 10/26/20	100,000	100,195
2.7% 3/30/21	162,000	162,148
2.7% 10/27/22	40,000	39,895
3.142% 1/24/23 (b)	100,000	100,589
3.352% 4/24/25 (b)	770,000	779,445
Comerica, Inc. 3.7% 7/31/23	100,000	103,910
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,714
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,262,504
3.8% 9/15/22	750,000	771,522
Credit Suisse New York Branch 5.4% 1/14/20	300,000	304,629
European Investment Bank 1.625% 8/14/20	115,000	114,333
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,995
HSBC Holdings PLC:
3.033% 11/22/23 (b)	1,000,000	1,001,989
3.262% 3/13/23 (b)	200,000	201,582
3.4% 3/8/21	200,000	202,356
4% 3/30/22	37,000	38,341
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	100,317
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	39,710
Huntington National Bank 3.25% 5/14/21	750,000	758,582
Japan Bank International Cooperation:
1.75% 5/28/20	200,000	198,986
2.25% 2/24/20	200,000	199,886
2.375% 11/16/22	200,000	200,997
3.125% 7/20/21	200,000	204,294
JPMorgan Chase & Co.:
2.25% 1/23/20	268,000	267,480
2.295% 8/15/21	606,000	602,237
2.972% 1/15/23	1,230,000	1,238,450
3.2% 1/25/23	47,000	47,784
3.559% 4/23/24 (b)	100,000	102,589
3.797% 7/23/24 (b)	500,000	516,763
KeyCorp. 5.1% 3/24/21	78,000	81,406
Lloyds Bank PLC:
3.3% 5/7/21	200,000	202,239
3.9% 3/12/24	200,000	203,684
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	600,000	589,435
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	200,000	201,298
3.407% 3/7/24	270,000	276,600
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	249,745
2.8% 1/10/22	250,000	251,963
Oesterreichische Kontrollbank 2.875% 9/7/21	75,000	76,429
PNC Funding Corp. 5.125% 2/8/20	150,000	152,477
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	73,510
Regions Financial Corp. 2.75% 8/14/22	135,000	135,250
Royal Bank of Canada:
2.125% 3/2/20	250,000	249,522
2.75% 2/1/22	135,000	136,318
Royal Bank of Scotland Group PLC 3.875% 9/12/23	425,000	427,752
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	20,000	20,159
4.45% 12/3/21	880,000	909,533
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	67,385
2.934% 3/9/21	38,000	38,235
3.748% 7/19/23	115,000	119,652
SunTrust Bank 2.25% 1/31/20	56,000	55,852
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	248,388
Synchrony Bank 3% 6/15/22	250,000	249,794
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	40,480
1.85% 9/11/20	100,000	99,358
1.9% 10/24/19	340,000	339,172
3.25% 6/11/21	100,000	101,686
U.S. Bancorp 2.625% 1/24/22	236,000	237,186
Wells Fargo & Co.:
2.5% 3/4/21	85,000	84,844
2.625% 7/22/22	280,000	279,239
3.75% 1/24/24	280,000	290,763
Westpac Banking Corp.:
2.15% 3/6/20	420,000	418,851
2.5% 6/28/22	37,000	36,999
3.3% 2/26/24	400,000	409,400
3.65% 5/15/23	60,000	62,228
		22,957,278
Capital Markets - 1.5%
Bank New York Mellon Corp.:
2.05% 5/3/21	92,000	91,346
2.5% 4/15/21	38,000	38,033
BlackRock, Inc. 3.375% 6/1/22	35,000	36,034
Deutsche Bank AG 2.7% 7/13/20	133,000	131,678
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	98,786
3.375% 5/12/21	42,000	41,541
3.95% 2/27/23	200,000	197,399
4.25% 2/4/21	1,050,000	1,053,902
5% 2/14/22	300,000	306,291
Goldman Sachs Group, Inc.:
2.3% 12/13/19	100,000	99,829
2.625% 4/25/21	160,000	159,967
2.905% 7/24/23 (b)	155,000	155,211
3% 4/26/22	72,000	72,229
3.2% 2/23/23	200,000	202,262
3.625% 2/20/24	440,000	451,290
IntercontinentalExchange, Inc. 2.35% 9/15/22	125,000	124,037
Moody's Corp. 2.75% 12/15/21	27,000	27,125
Morgan Stanley:
2.625% 11/17/21	910,000	905,138
2.75% 5/19/22	49,000	49,005
3.125% 1/23/23	1,040,000	1,049,271
4.875% 11/1/22	130,000	138,322
5.75% 1/25/21	100,000	104,827
		5,533,523
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	300,000	299,164
4.45% 12/16/21	600,000	618,743
4.625% 10/30/20	150,000	153,554
American Express Credit Corp.:
2.2% 3/3/20	137,000	136,763
2.6% 9/14/20	42,000	42,073
Capital One Financial Corp.:
2.5% 5/12/20	317,000	316,417
3.2% 1/30/23	255,000	258,019
3.45% 4/30/21	810,000	821,281
3.9% 1/29/24	290,000	301,080
Caterpillar Financial Services Corp. 2.1% 1/10/20	210,000	209,436
Ford Motor Credit Co. LLC:
2.425% 6/12/20	200,000	198,553
3.47% 4/5/21	200,000	199,580
3.81% 1/9/24	200,000	194,190
5.596% 1/7/22	400,000	418,601
John Deere Capital Corp.:
1.95% 6/22/20	57,000	56,705
2.7% 1/6/23	74,000	74,438
3.125% 9/10/21	495,000	502,170
3.65% 10/12/23	450,000	470,200
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	68,699
2.15% 9/8/22	44,000	43,655
2.6% 1/11/22	110,000	110,498
		5,493,819
Diversified Financial Services - 2.2%
AB Svensk Exportkredit 1.875% 6/23/20	200,000	199,162
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	84,959
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	215,255
3.245% 5/6/22	510,000	522,042
4.5% 10/1/20	130,000	133,475
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	45,000	44,880
2.65% 1/15/23	230,000	224,001
3% 1/15/22	11,000	10,939
Export Development Canada:
1.625% 1/17/20	130,000	129,340
2% 5/17/22	715,000	714,271
2.75% 3/15/23	150,000	153,974
General Electric Capital Corp.:
2.2% 1/9/20	79,000	78,736
3.45% 5/15/24	770,000	778,247
KfW:
1.5% 9/9/19	116,000	115,752
1.75% 3/31/20	100,000	99,567
1.75% 9/15/21	330,000	328,143
2.125% 3/7/22	77,000	77,308
2.375% 12/29/22	1,272,000	1,289,654
2.625% 2/28/24	510,000	523,749
2.75% 7/15/20	1,830,000	1,842,156
3.125% 12/15/21	350,000	359,799
4% 1/27/20	200,000	202,126
		8,127,535
Insurance - 0.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	55,697
American International Group, Inc.:
3.3% 3/1/21	1,718,000	1,734,924
4.875% 6/1/22	65,000	68,983
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	96,268
3.875% 3/15/24	732,000	766,236
		2,722,108

TOTAL FINANCIALS		44,834,263

HEALTH CARE - 2.4%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 5/14/21	50,000	49,728
3.75% 11/14/23	130,000	133,960
Amgen, Inc. 2.65% 5/11/22	110,000	110,177
Celgene Corp. 3.25% 2/20/23	585,000	596,595
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	99,823
		990,283
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	34,000	34,333
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	49,817
2.894% 6/6/22	530,000	532,331
Boston Scientific Corp. 3.45% 3/1/24	182,000	186,286
		802,767
Health Care Providers & Services - 1.1%
Anthem, Inc. 2.95% 12/1/22	25,000	25,109
Cardinal Health, Inc. 2.616% 6/15/22	140,000	138,795
Cigna Corp.:
3.4% 9/17/21 (a)	147,000	149,065
3.75% 7/15/23 (a)	735,000	754,222
CVS Health Corp.:
2.125% 6/1/21	38,000	37,531
3.125% 3/9/20	570,000	572,034
3.35% 3/9/21	968,000	977,764
3.7% 3/9/23	205,000	209,534
Express Scripts Holding Co. 3.05% 11/30/22	50,000	50,322
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	39,817
2.375% 10/15/22	21,000	20,898
3.15% 6/15/21	770,000	780,210
3.5% 6/15/23	200,000	206,630
WellPoint, Inc. 2.25% 8/15/19	63,000	62,944
		4,024,875
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3% 4/15/23	60,000	60,707
Pharmaceuticals - 0.8%
Actavis Funding SCS 3% 3/12/20	255,000	255,289
AstraZeneca PLC 2.375% 6/12/22	27,000	26,801
Bayer U.S. Finance II LLC 2.125% 7/15/19 (a)	60,000	59,943
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	250,000	251,768
2.9% 7/26/24 (a)	500,000	506,543
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	101,249
Johnson & Johnson 2.25% 3/3/22	88,000	88,238
Merck & Co., Inc. 2.35% 2/10/22	74,000	73,911
Novartis Capital Corp.:
2.4% 5/17/22	270,000	269,947
2.4% 9/21/22	33,000	32,969
3.4% 5/6/24	385,000	399,006
Pfizer, Inc.:
2.2% 12/15/21	90,000	89,876
2.95% 3/15/24	300,000	306,913
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	287,398
		2,749,851

TOTAL HEALTH CARE		8,628,483

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.7%
General Dynamics Corp. 3% 5/11/21	200,000	202,510
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	710,029
2.55% 10/15/22	813,000	810,196
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	66,040
The Boeing Co. 2.8% 3/1/23	60,000	60,354
United Technologies Corp.:
1.9% 5/4/20	100,000	99,439
3.1% 6/1/22	28,000	28,370
3.65% 8/16/23	510,000	529,103
		2,506,041
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	63,701
2.5% 4/1/23	60,000	59,988
		123,689
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	30,064
Industrial Conglomerates - 0.1%
General Electric Co. 2.7% 10/9/22	33,000	32,648
Honeywell International, Inc. 1.85% 11/1/21	30,000	29,627
Roper Technologies, Inc. 3.65% 9/15/23	360,000	370,929
		433,204
Machinery - 0.1%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	50,655
3.45% 5/15/23	130,000	134,586
		185,241
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	34,558
Union Pacific Corp. 2.75% 4/15/23	50,000	50,447
		85,005
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/20	52,000	51,786
3.5% 1/15/22	750,000	761,341
3.875% 7/3/23	110,000	112,465
International Lease Finance Corp. 5.875% 8/15/22	75,000	81,115
		1,006,707

TOTAL INDUSTRIALS		4,369,951

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	340,000	335,650
2.45% 6/15/20	50,000	49,930
		385,580
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	1,248,000	1,278,941
5.45% 6/15/23 (a)	635,000	675,062
		1,954,003
IT Services - 0.2%
IBM Corp.:
2.5% 1/27/22	100,000	99,856
3% 5/15/24	600,000	605,356
Visa, Inc. 2.15% 9/15/22	43,000	42,796
		748,008
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.95% 1/12/21	125,000	125,572
Intel Corp.:
1.85% 5/11/20	61,000	60,649
2.45% 7/29/20	23,000	23,008
Qualcomm, Inc. 3% 5/20/22	38,000	38,370
		247,599
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	133,000	131,081
1.85% 2/6/20	414,000	412,628
2.4% 2/6/22	802,000	805,036
Oracle Corp.:
1.9% 9/15/21	36,000	35,547
2.625% 2/15/23	855,000	853,331
3.875% 7/15/20	58,000	59,003
		2,296,626
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	75,568
1.9% 2/7/20	110,000	109,608
2% 11/13/20	130,000	129,575
2.1% 9/12/22	124,000	122,960
2.25% 2/23/21	45,000	44,995
2.3% 5/11/22	910,000	909,388
2.4% 1/13/23	250,000	249,622
2.7% 5/13/22	36,000	36,359
		1,678,075

TOTAL INFORMATION TECHNOLOGY		7,309,891

MATERIALS - 0.6%
Chemicals - 0.6%
DowDuPont, Inc. 4.205% 11/15/23	50,000	52,677
Eastman Chemical Co.:
2.7% 1/15/20	15,000	15,006
3.6% 8/15/22	685,000	700,804
Ecolab, Inc. 3.25% 1/14/23	76,000	77,593
Nutrien Ltd. 3.5% 6/1/23	580,000	591,385
Sherwin-Williams Co. 2.75% 6/1/22	96,000	95,856
The Dow Chemical Co.:
3% 11/15/22	80,000	80,685
3.15% 5/15/24 (a)	450,000	452,102
The Mosaic Co. 3.25% 11/15/22	200,000	202,185
		2,268,293
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	55,924

TOTAL MATERIALS		2,324,217

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.:
2.25% 1/15/22	96,000	94,940
3.375% 5/15/24	160,000	162,397
Boston Properties, Inc. 4.125% 5/15/21	47,000	48,148
Duke Realty LP 4.375% 6/15/22	21,000	21,990
ERP Operating LP 4.625% 12/15/21	32,000	33,495
Health Care REIT, Inc. 3.75% 3/15/23	31,000	32,026
Simon Property Group LP 2.625% 6/15/22	170,000	170,324
Welltower, Inc. 3.95% 9/1/23	360,000	376,576
		939,896
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	18,665
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,547
		34,212

TOTAL REAL ESTATE		974,108

UTILITIES - 1.0%
Electric Utilities - 0.6%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	83,843
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	740,692
Duke Energy Corp. 2.4% 8/15/22	102,000	101,455
Eversource Energy 2.75% 3/15/22	24,000	24,141
Exelon Corp. 3.497% 6/1/22 (b)	462,000	470,478
Southern Co.:
2.35% 7/1/21	85,000	84,490
2.95% 7/1/23	670,000	673,384
		2,178,483
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	69,908
Dominion Resources, Inc.:
2.579% 7/1/20 (b)	49,000	48,855
2.75% 1/15/22	455,000	454,787
NiSource, Inc. 3.65% 6/15/23	550,000	567,262
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	95,795
Sempra Energy:
2.4% 3/15/20	46,000	45,907
2.9% 2/1/23	107,000	107,072
		1,389,586

TOTAL UTILITIES		3,568,069

TOTAL NONCONVERTIBLE BONDS
(Cost $97,312,327)		98,726,763

U.S. Government and Government Agency Obligations - 67.1%
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0% 10/9/19	$230,000	$228,003
1.5% 11/30/20	416,000	412,620
2.375% 1/19/23	380,000	385,305
2.875% 10/30/20	990,000	1,001,420
Federal Home Loan Bank:
1.125% 7/14/21	525,000	516,176
1.375% 9/28/20	200,000	198,224
1.5% 10/21/19	85,000	84,701
1.875% 11/29/21	95,000	94,786
2.625% 10/1/20	3,400,000	3,425,328
3% 10/12/21	450,000	460,916
Freddie Mac:
1.375% 5/1/20	195,000	193,409
1.625% 9/29/20	775,000	770,697
2.75% 6/19/23	195,000	200,769
Tennessee Valley Authority 3.875% 2/15/21	49,000	50,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,022,855

U.S. Treasury Obligations - 64.9%
U.S. Treasury Notes:
0.75% 8/15/19	3,000	2,990
1% 10/15/19	1,000	995
1.125% 2/28/21	1,410,000	1,389,070
1.125% 7/31/21	19,000	18,676
1.125% 8/31/21	161,000	158,189
1.125% 9/30/21	8,000	7,861
1.25% 10/31/19	3,000	2,986
1.25% 2/29/20	143,000	141,855
1.25% 3/31/21	34,000	33,558
1.25% 10/31/21	93,000	91,543
1.375% 9/30/19	36,000	35,882
1.375% 12/15/19	4,000	3,979
1.375% 1/15/20	41,000	40,757
1.375% 4/30/20	10,000	9,918
1.375% 9/30/20	1,886,000	1,867,877
1.375% 10/31/20	184,000	182,246
1.375% 1/31/21	250,000	247,393
1.375% 4/30/21	87,000	86,048
1.5% 10/31/19	2,000	1,993
1.5% 7/15/20	297,000	294,749
1.5% 8/15/20	476,000	472,393
1.625% 12/31/19	6,000	5,975
1.625% 6/30/20	376,000	373,635
1.625% 10/15/20	4,983,000	4,952,829
1.625% 8/31/22	747,000	740,668
1.625% 4/30/23	336,000	332,299
1.75% 11/30/19	6,000	5,981
1.75% 11/15/20	2,535,000	2,523,414
1.75% 12/31/20	49,000	48,788
1.75% 11/30/21	169,000	168,320
1.75% 2/28/22	543,000	540,688
1.75% 4/30/22	164,000	163,295
1.75% 6/30/22	647,000	644,447
1.75% 9/30/22	163,000	162,223
1.875% 12/31/19	19,000	18,948
1.875% 12/15/20	907,000	904,768
1.875% 1/31/22	179,000	178,825
1.875% 2/28/22	1,717,000	1,715,390
1.875% 3/31/22	1,316,000	1,315,692
1.875% 4/30/22	230,000	229,820
1.875% 7/31/22	527,000	526,650
1.875% 9/30/22	482,000	481,774
2% 1/31/20	29,000	28,933
2% 7/31/20	156,000	155,665
2% 1/15/21	1,319,000	1,318,536
2% 10/31/21	33,000	33,066
2% 12/31/21	479,000	480,347
2% 10/31/22	1,238,000	1,241,869
2% 11/30/22	2,106,000	2,112,581
2.125% 12/31/22	1,659,000	1,671,767
2.125% 2/29/24	2,848,000	2,872,364
2.125% 3/31/24	3,686,000	3,718,109
2.25% 3/31/20	329,000	328,820
2.25% 2/15/21	242,000	242,964
2.25% 3/31/21	1,487,000	1,494,145
2.25% 4/30/21	3,165,000	3,182,309
2.25% 4/15/22	7,778,000	7,854,869
2.25% 1/31/24	237,000	240,305
2.25% 4/30/24	2,883,000	2,926,020
2.375% 4/30/20	367,000	367,287
2.375% 12/31/20	55,000	55,292
2.375% 3/15/21	1,153,000	1,160,972
2.375% 4/15/21	77,000	77,562
2.375% 3/15/22	8,386,000	8,497,049
2.375% 1/31/23	4,119,000	4,186,416
2.375% 2/29/24	7,859,000	8,020,171
2.5% 5/31/20	179,000	179,434
2.5% 12/31/20	5,500,000	5,539,746
2.5% 1/31/21	5,272,000	5,313,599
2.5% 2/28/21	6,756,000	6,814,059
2.5% 1/15/22	7,370,000	7,479,686
2.5% 2/15/22	11,401,000	11,580,477
2.5% 3/31/23	1,144,000	1,168,846
2.5% 1/31/24	2,982,000	3,057,365
2.625% 7/31/20	680,000	683,373
2.625% 8/31/20	21,000	21,123
2.625% 6/15/21	269,000	272,730
2.625% 7/15/21	3,743,000	3,796,367
2.625% 12/15/21	10,681,000	10,874,176
2.625% 2/28/23	1,492,000	1,530,116
2.625% 6/30/23	5,714,000	5,872,474
2.625% 12/31/23	4,183,000	4,309,307
2.75% 9/30/20	8,639,000	8,711,554
2.75% 11/30/20	6,450,000	6,515,508
2.75% 8/15/21	2,832,000	2,881,781
2.75% 9/15/21	7,042,000	7,174,863
2.75% 4/30/23	5,828,000	6,010,353
2.75% 5/31/23	2,401,000	2,477,438
2.75% 8/31/23	7,339,000	7,585,831
2.875% 10/31/20	5,335,000	5,393,143
2.875% 10/15/21	9,224,000	9,426,856
2.875% 11/15/21	15,594,000	15,949,125
2.875% 9/30/23	1,467,000	1,524,477
2.875% 10/31/23	13,411,000	13,944,297
2.875% 11/30/23	4,756,000	4,950,327

TOTAL U.S. TREASURY OBLIGATIONS		234,431,236

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $239,030,056)		242,454,091

Foreign Government and Government Agency Obligations - 0.8%
Alberta Province 2.2% 7/26/22	$331,000	$331,258
Canadian Government 2% 11/15/22	200,000	200,202
Manitoba Province 2.125% 5/4/22	917,000	916,215
Ontario Province:
1.25% 6/17/19	109,000	108,944
2.25% 5/18/22	130,000	130,460
2.55% 2/12/21	420,000	422,549
3.05% 1/29/24	330,000	342,675
3.4% 10/17/23	90,000	94,446
Polish Government 5% 3/23/22	59,000	62,810
Province of Quebec 2.375% 1/31/22	311,000	313,202
United Mexican States 3.625% 3/15/22	62,000	63,083
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,913,889)		2,985,844

Supranational Obligations - 2.5%
African Development Bank 1.875% 3/16/20	310,000	308,955
Asian Development Bank:
1.75% 9/13/22	57,000	56,569
2.25% 1/20/21	52,000	52,138
2.625% 1/30/24	340,000	348,925
2.75% 3/17/23	265,000	272,284
European Bank for Reconstruction and Development:
1.625% 5/5/20	140,000	139,246
2% 2/1/21	100,000	99,868
European Investment Bank:
1.75% 5/15/20	110,000	109,542
2% 3/15/21	164,000	163,886
2% 12/15/22	262,000	262,207
2.375% 5/13/21	410,000	412,643
2.375% 6/15/22	100,000	100,991
2.875% 12/15/21	120,000	122,611
2.875% 8/15/23	800,000	827,880
3.125% 12/14/23	530,000	555,237
Inter-American Development Bank:
1.875% 3/15/21	138,000	137,629
2.5% 1/18/23	240,000	244,255
2.625% 4/19/21	67,000	67,704
3% 9/26/22	570,000	587,340
International Bank for Reconstruction & Development:
1.125% 11/27/19	500,000	496,857
1.125% 8/10/20	150,000	148,301
1.375% 3/30/20	100,000	99,234
2% 10/30/20	540,000	538,866
2% 1/26/22	64,000	64,073
2.125% 12/13/21	820,000	823,219
2.5% 3/19/24	250,000	255,477
2.75% 7/23/21	100,000	101,577
7.625% 1/19/23	830,000	989,529
International Finance Corp.:
2% 10/24/22	90,000	90,140
2.25% 1/25/21	230,000	230,727
2.875% 7/31/23	300,000	309,661
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $8,885,810)		9,017,571

Bank Notes - 1.7%
Bank of Nova Scotia 2.45% 9/19/22	173,000	173,349
BNP Paribas 5% 1/15/21	100,000	103,769
Citibank NA 2.85% 2/12/21	250,000	251,236
Citizens Bank NA 2.25% 10/30/20	1,250,000	1,244,134
Discover Bank 3.35% 2/6/23	500,000	506,568
JP Morgan Chase Bank NA 3.086% 4/26/21 (b)	1,500,000	1,505,740
PNC Bank NA 2% 5/19/20	250,000	248,917
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	254,168
Synchrony Bank 3.65% 5/24/21	750,000	759,943
U.S. Bank NA:
2% 1/24/20	$250,000	$249,135
2.05% 10/23/20	250,000	248,775
Wells Fargo Bank NA:
2.4% 1/15/20	269,000	268,756
3.625% 10/22/21	250,000	255,629
TOTAL BANK NOTES
(Cost $6,004,309)		6,070,119
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund 2.41% (c)
(Cost $12,830,426)	12,827,861	12,830,426
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $366,976,817)		372,084,814
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(10,659,360)
NET ASSETS - 100%		$361,425,454

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,891,737 or 1.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,738
Total	$16,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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